SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	Jul. 16, 2024	May 13, 2024	Jan. 10, 2024	Nov. 16, 2023
Consulting Agreement [Member] | Alchemy Advisory LLC [Member]
Subsequent Event [Line Items]
Consulting fee paid				$ 50,000
Consulting fee payable				$ 50,000
Stock issuable condition				the Company agreed to issue to Alchemy, 20,000 shares of common stock; provided that in the event that the initial public offering or direct listing price per share is less than $15 then the number shares of common stock will equal $300,000 (valued based on the initial public offering or direct listing price)
Target Agreement [Member]
Subsequent Event [Line Items]
Related Party Transaction, Amounts of Transaction	$ 300,000
Subscription amount	3,300,000
Debt discount	825,000
Original principal amount	4,125,000
Senior Secured Convertible Note [Member]
Subsequent Event [Line Items]
Principal amount		$ 375,000	$ 1,250,000	$ 2,500,000
Purchase price		$ 300,000	$ 1,000,000	$ 2,000,000
Original issue discount, rate		20.00%	20.00%	20.00%
Note description				at the annual rate of 20%, due the first day of each calendar month following such date. The Note will mature at the earlier of (i) May 16, 2024 (six months from the issuance date) and (ii) the occurrence of a Liquidity Event (as defined in the Note), provided that the Company may extend the maturity date to August 16, 2024. The Note is secured by all of the Company’s assets pursuant to a security agreement between the Company and the investor. The Note will be convertible into common stock commencing on the maturity date, at a conversion price equal to the product of (x) the Liquidity Event Price (as defined in the Note) and (y) 0.70 (or 0.60 if the Company has extended the maturity date), provided however, that if no Liquidity Event has occurred by the maturity date then the conversion price will be the amount obtained by dividing (i) $95,000,000 by (ii) the number of shares of common stock outstanding on such date calculated on a fully-diluted basis. In addition, the Company will have the right to effect conversion of the Note if, at the time (a) a Liquidity Event has occurred and (b) the underlying shares are registered for resale.
Warrant exercisable condition				The Warrants will be exercisable into the number the shares of common stock obtained by dividing 100% of the original principal amount of the Note by (ii) the Liquidity Event Price (as defined in the Note); provided, however, that if no Liquidity Event has occurred by the maturity date, then such percentage will be 150%. The Warrants will be exercisable for a period of five years and have an exercise price equal to the Liquidity Event Price provided however, that if no Liquidity Event has occurred by the maturity date then the exercise price will be the amount obtained by dividing (i) $95,000,000 by (ii) the number of shares of common stock outstanding on such date calculated on a fully-diluted basis
Note maturity description			Note will mature at the earlier of (i) July 10, 2024 (six months from the issuance date) and (ii) the occurrence of a Liquidity Event as described fully above, provided that the Company may extend the maturity date to October 10, 2024.
Note subscription payable		$ 150,000
First Note [Member] | Target Agreement [Member]
Subsequent Event [Line Items]
Principal amount	2,500,000
Second Note [Member] | Target Agreement [Member]
Subsequent Event [Line Items]
Principal amount	$ 1,250,000